GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

28.  GENERAL AND ADMINISTRATIVE EXPENSES

The breakdown of general and administrative expenses is as follows:

	2018	2019	2020
Allowance for expected credit losses	2,208	1,899	2,344
General expenses	1,792	1,651	1,805
Professional fees	823	793	981
Training, education, and recruitment	463	461	308
Travelling	415	410	275
Social contribution	181	200	223
Collection expenses	157	176	193
Meeting	233	276	184
Others (each below Rp75 billion)	322	341	251
Total	6,594	6,207	6,564

Refer to Note 32 for details of related parties transactions.